Borrowings (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term borrowings:
Federal Home Loan Bank advances	$ 5,000,000	$ 5,000,000
Long-term borrowings:
Federal Home Loan Bank advances	1,000,000	6,000,000
Borrowings	6,000,000	11,000,000
Interest Rate
2013 (as a percent)	5.00%
2014 (as a percent)	5.33%
Maturity amount of borrowings
2013	5,000,000
2014	1,000,000
Borrowings	$ 6,000,000	$ 11,000,000